Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions
Disclosure of detailed information about remuneration of key management

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Short-term remuneration & compensation (1)	751	480	1,425	951
Post-employment benefits	14	6	35	11
Share based payment (2)	229	97	554	329
Total	994	583	2,014	1,291

(1) Includes base remuneration, fringe benefits, short term (one-year) performance related bonus (i.e. variable remuneration), sign-on bonuses.

(2) Warrant expense under IFRS 2.

Disclosure of detailed information about transactions with related parties

	For the six months ended		For the six months ended
	June 30, 2025		June 30, 2024
	Set up of	Board	Set up of	Board
(in EUR 000)	Production Line	Remuneration	Production line	Remuneration
Cochlear	52	—	176	—
Robert Taub (until June 12, 2024)/Robelga SRL (since June 12, 2024)	—	59	—	60
Kevin Rakin	—	32	—	32
Pierre Gianello	—	27	—	45
Jurgen Hambrecht	—	32	—	33
Rita Mills	—	39	—	35
Giny Kirby	—	25	—	33
Wildman Ventures LLC	—	38	—	52
Total	52	252	176	290
Amounts outstanding at period-end	—	110	—	110

	For the three months ended		For the three months ended
	June 30, 2025		June 30, 2024
	Set up of	Board	Set up of	Board
(in EUR 000)	Production Line	Remuneration	Production line	Remuneration
Cochlear	—	—	—	—
Robert Taub (until June 12, 2024)/Robelga SRL (since June 12, 2024)	—	31	—	29
Kevin Rakin	—	16	—	16
Pierre Gianello	—	13	—	28
Jurgen Hambrecht	—	16	—	18
Rita Mills	—	19	—	15
Giny Kirby	—	13	—	12
Wildman Ventures LLC	—	14	—	29
Total	—	122	—	147
Amounts outstanding at period-end	—	110	—	110